Earnings Per Share - Additional Information (Details) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Diluted Earnings Per Share [Abstract]
Weighted average dilutive potential ordinary shares outstanding	0	0	0